Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Jan. 31, 2024
Document Information Line Items
Entity Registrant Name	Nano Labs Ltd
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	Nano Labs Ltd (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) in entirety to amend its annual report on Form 20-F for the fiscal year ended December 31, 2023 as filed with the Securities and Exchange Commission (the “SEC”) on April 8, 2024 (the “Original Filing”), to address certain comments from the Staff of the SEC in relation to the Original Filing.This Amendment No. 1 speaks as of the filing date of the Original Filing, or April 8, 2024. No attempt has been made in this Amendment No. 1 to modify or update in any way the financial statements in the Original Filing. This Amendment No. 1 does not reflect any event that has occurred after the date of the Original Filing. As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Entity Central Index Key	0001872302
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41426
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	China Yuangu Hanggang Technology Building 509 Qianjiang Road
Entity Address, Address Line Two	Shangcheng District
Entity Address, City or Town	Hangzhou, Zhejiang
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	206
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Business Contact
Document Information Line Items
Entity Address, Address Line One	China Yuangu Hanggang Technology Building 509 Qianjiang Road
Entity Address, Address Line Two	Shangcheng District
Entity Address, City or Town	Hangzhou, Zhejiang
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Contact Personnel Name	Mr. Jianping Kong
City Area Code	(86)
Local Phone Number	0571-8665 6957
Contact Personnel Email Address	E-mail: jack@nano.cn
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		37,242,359
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		28,589,078